SHARE-BASED COMPENSATION - Summary of activities of the Service-based RSUs (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unvested	24,800,000	5,000,000
Granted	18,257,040	19,800,000
Vested	(3,036,290)	0
Forfeited	(3,185,900)
Unvested	36,834,850	24,800,000
Weighted Average Grant Date Fair Value, Unvested	$ 0.74	$ 0.44
Weighted Average Grant Date Fair Value, Granted	0.68	0.81
Weighted Average Grant Date Fair Value, Vested
Weighted Average Grant Date Fair Value, Unvested	$ 0.76	$ 0.74